Fair Value Measurements (Assets And Liabilities Measured At Fair Value On Nonrecurring Basis) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Trademarks and brand names	$ 232	$ 277	$ 314
Goodwill	787	838	1,117
Investments in non-consolidated affiliates	240	228
Asset retirement obligation	(29)	(22)	(25)
Fair Value, Measurements, Nonrecurring [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Trademarks and brand names	231	277
Goodwill		206
Property, plant and equipment	100	8
Asset retirement obligation	(8)	(4)
Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Trademarks and brand names	231	277
Goodwill		206
Property, plant and equipment	100	8
Asset retirement obligation	(8)	(4)
(Loss) [Member] | Fair Value, Measurements, Nonrecurring [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Trademarks and brand names	(46)	(37)
Goodwill	(95)	(260)
Property, plant and equipment	(50)	(11)
Investments in non-consolidated affiliates	$ (2)